Consolidated Statements Of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Consolidated Statements Of Comprehensive Income [Abstract]
Net income	$ 69,340	$ 74,513	$ 38,403
Other comprehensive income, net of tax:
Changes in unrealized gains/losses on securities AFS, net of deferred income taxes of $10,295, $1,491, and $3,159 for the years ended September 30, 2013, 2012, and 2011, respectively	(16,940)	(2,500)	(5,155)
Comprehensive income	$ 52,400	$ 72,013	$ 33,248